INCOME TAXES (Schedule of Income Tax Benefit (Provision)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ (1,653,000)	$ (5,505,000)
Deferred	(395,000)	(372,000)
Change in valuation allowance	$ 2,048,000	$ 5,877,000
Income tax benefit (provision)